Summary of Significant Accounting Policies - Changes in deferred revenue (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Changes in deferred revenue
Balance, beginning of year		¥ 106,919	¥ 121,894
Revenue earned		¥ (106,919)	(46,295)
Deferral of revenue	¥ 33,000		31,320
Balance, end of year	¥ 33,000		¥ 106,919